THE ARBITRAGE FUNDS

Water Island Diversified Event-Driven Fund

(the “Fund”)

Supplement dated August 17, 2020 to the Prospectus

dated September 30, 2019, as supplemented to date

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

Effective September 30, 2020, Water Island Diversified Event-Driven Fund will change its name to Water Island Event-Driven Fund.  The Fund is also changing its investment status from that of a “diversified” fund to that of a “non-diversified” fund. As a non-diversified fund, the Fund may invest a greater portion of its assets in one or a limited number of issuers and may invest overall in a smaller number of issuers than a diversified fund. As a result, the Fund’s performance may be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with the occurrence of adverse events affecting a particular issuer than a diversified fund.

Shareholders of the Fund, as of July 30, 2020, were provided with an Information Statement further describing these changes. This Information Statement is available at https://arbitragefunds.com/resources.

Effective September 30, 2020, all references in the Prospectus to Water Island Diversified Event-Driven Fund are hereby replaced by references to Water Island Event-Driven Fund.

Please retain this supplement for future reference.

THE ARBITRAGE FUNDS

Water Island Diversified Event-Driven Fund

(the “Fund”)

Supplement dated August 17, 2020 to the Statement of Additional Information (“SAI”)

dated September 30, 2019, as supplemented to date

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective September 30, 2020, Water Island Diversified Event-Driven Fund will change its name to Water Island Event-Driven Fund.  The Fund is also changing its investment status from that of a “diversified” fund to that of a “non-diversified” fund. As a non-diversified fund, the Fund may invest a greater portion of its assets in one or a limited number of issuers and may invest overall in a smaller number of issuers than a diversified fund. As a result, the Fund’s performance may be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with the occurrence of adverse events affecting a particular issuer than a diversified fund.

Shareholders of the Fund, as of July 30, 2020, were provided with an Information Statement further describing these changes. This Information Statement is available at https://arbitragefunds.com/resources.

Effective September 30, 2020, all references in the SAI to Water Island Diversified Event-Driven Fund are hereby replaced by references to Water Island Event-Driven Fund.

Please retain this supplement for future reference.